Accounting policies and determination criteria (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies And Determination Criteria
Schedule of financial assets and liabilities subject to offsetting

In BRL thousands			2023
	Financial assets, gross	Financial assets offset in the balance sheet	Financial assets, net
Assets:
Derivatives	30,038,423	(743,702)	29,294,721

	Financial liabilities, gross	Financial liabilities offset in the balance sheet	Financial liabilities, net
Liabilities:
Derivatives	25,684,130	(743,702)	24,940,428

In BRL thousands			2022
	Financial assets, gross	Financial assets offset in the balance sheet	Financial assets, net
Assets:
Derivatives	22,433,990	(458,166)	21,975,824

	Financial liabilities, gross	Financial liabilities offset in the balance sheet	Financial liabilities, net
Liabilities:
Derivatives	19,157,491	(458,166)	18,699,325

In BRL thousands			2021
	Financial assets, gross	Financial assets offset in the balance sheet	Financial assets, net
Assets:
Derivatives	21,575,848	(435,925)	21,139,923

	Financial liabilities, gross	Financial liabilities offset in the balance sheet	Financial liabilities, net
Liabilities:
Derivatives	25,054,906	(435,925)	24,618,981

Schedule of lease liability restated for inflation

IGP-M forecast
Up to 3 months	0.9%
From 3 to 12 months	3.0%
From 1 year to 3 years	3.0%
From 3 years to 5 years	4.0%
Over 5 years	4.0%

Schedule of estimated average years of useful life of the different assets

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Improvements on third-party properties	4% or until the contract’s expiration date